PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6 –    PROPERTY AND EQUIPMENT:

	Equipment, computers and systems	Leasehold improvements	Lab equipment	Office furniture	Total
	$ in thousand
Cost
Balance as at January 1, 2016	-	-	-	-	-
Additions	295	36	4	1	336
Balance as at December 31, 2016	295	36	4	1	336
Additions	147	53	-	2	202
Balance as at December 31, 2017	442	89	4	3	538

Depreciation
Balance as at January 1, 2016	-	-	-	-	-
Depreciation for the year	(30)	(1)	-	-	(31)
Balance as at December 31, 2016	(30)	(1)	-	-	(31)
Depreciation for the year	(132)	(8)	(1)	-	(141)
Balance as at December 31, 2017	(162)	(9)	(1)	-	(172)

Carrying amounts
At December 31, 2016	265	35	4	1	305
At December 31, 2017	280	80	3	3	366